CONTINGENT LIABILITIES AND COMMITMENTS (Schedule of Minimum Future Lease Fees) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees	$ 1,719
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees	522
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees	450
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees	296
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees	246
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees	$ 205